Going Concern (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 127,216	$ 1,056,253	$ 4,412,050	$ 2,075,000
Net cash used in operations	185,663	$ 352,103	1,019,729	662,170
Accumulated deficit	$ 8,536,038		$ 8,408,822	$ 3,996,772